Balance Sheets (USD $)	Dec. 31, 2013
CURRENT ASSETS
Cash	$ 80,479
Prepaid expense	800
TOTAL CURRENT ASSETS	81,279
FIXED ASSETS
Computer equipment	1,522
Accumulated depreciation	(228)
NET FIXED ASSETS	1,294
TOTAL ASSETS	82,573
LONG-TERM LIABILITY
Accrued payroll tax	1,846
Total Long-Term Liabilities	1,846
TOTAL LIABILITIES	1,846
STOCKHOLDERS' EQUITY
Preferred series A Stock, $1 par value, 21 shares authorized; 0 shares issued and outstanding
Common stock, $1 par value, 1,000 shares authorized; 0 shares issued and outstanding
Common stock to be issued	13,890
Additional paid in capital	985,960
Retained deficit	(919,123)
TOTAL STOCKHOLDERS' EQUITY	80,727
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 82,573